STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2011
Range $0.50 - $1.00 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Number	1,559,000
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term	2 years 7 months 6 days
Share Based Compensation Arrangements By Share Based Payment Award Options and Warrants Outstanding Weighted Average Exercise Price	$ 0.83
Range $1.50 - $2.00 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Number	5,085,243
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term	3 years 3 months 18 days
Share Based Compensation Arrangements By Share Based Payment Award Options and Warrants Outstanding Weighted Average Exercise Price	$ 1.60
Range $2.01 - $3.00 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Number	2,504,127
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term	3 years 6 months
Share Based Compensation Arrangements By Share Based Payment Award Options and Warrants Outstanding Weighted Average Exercise Price	$ 2.67
Range $3.10 - $3.50 [Member]
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Number	3,213,789
Sharebased Compensation Arrangement By Sharebased Payment Award Options and Warrants Outstanding Weighted Average Remaining Contractual Term	3 years 10 months 24 days
Share Based Compensation Arrangements By Share Based Payment Award Options and Warrants Outstanding Weighted Average Exercise Price	$ 3.29